Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
EHang Holdings Ltd., ADR(a)(b)	14,720	$131,302

Auto Components — 1.9%
Huazhong In-Vehicle Holdings Co. Ltd.(b)	320,000	106,025
Nexteer Automotive Group Ltd.	576,000	371,921
Prinx Chengshan Holdings Ltd.	96,000	88,694
Tianneng Power International Ltd.(b)	438,000	418,616
Wuling Motors Holdings Ltd.(b)	750,000	120,326
		1,105,582
Automobiles — 0.4%
Niu Technologies, ADR(a)(b)	20,032	156,851
Qingling Motors Co. Ltd., Class H	448,000	83,873
		240,724
Beverages — 0.3%
China Huiyuan Juice Group Ltd.(c)	81,000	—
Nayuki Holdings Ltd.(a)	224,000	176,410
		176,410
Biotechnology — 4.9%
Akeso Inc.(a)(d)	288,000	597,492
Alphamab Oncology(a)(d)	268,000	264,807
Ascentage Pharma Group International(a)(d)	102,400	227,457
Ascletis Pharma Inc.(a)(d)	256,000	127,556
Beyondspring Inc.(a)	3,664	5,020
Brii Biosciences Ltd.(a)	160,000	171,679
Burning Rock Biotech Ltd., ADR(a)(b)	28,416	68,198
CStone Pharmaceuticals(a)(b)(c)(d)	352,000	208,946
Essex Bio-Technology Ltd.	49,000	20,535
Everest Medicines Ltd.(a)(d)	96,000	269,816
I-Mab, ADR(a)	29,312	255,015
Jacobio Pharmaceuticals Group Co. Ltd. (a)(d)	153,600	137,017
JW Cayman Therapeutics Co. Ltd.(a)(b)(d)	160,000	152,275
Ocumension Therapeutics(a)(b)(d)	192,000	286,929
Shanghai Henlius Biotech Inc.(a)(b)(d)	48,000	110,000
Untrade Cteg(c)	600,000	7,509
		2,910,251
Building Products — 0.6%
China State Construction Development Holdings Ltd.	420,000	123,636
Luoyang Glass Co. Ltd., Class H (a)(b)	162,000	251,419
		375,055
Capital Markets — 2.2%
China Everbright Ltd.	598,000	547,905
China Renaissance Holdings Ltd.(d)	124,800	155,592
Noah Holdings Ltd., ADR(a)	19,520	358,387
Up Fintech Holding Ltd., ADR(a)(b)	63,840	260,467
		1,322,351
Chemicals — 3.1%
China BlueChemical Ltd., Class H	960,000	337,711
China Longevity Group Co. Ltd.(a)(c)	96,000	—
China Lumena New Materials Corp.(a)(b)(c)	21,700	—
China XLX Fertiliser Ltd.	337,000	278,578
Fufeng Group Ltd.	992,600	465,247
Huabao International Holdings Ltd.	640,000	344,174
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	265,693	202,290
Sinofert Holdings Ltd.	1,344,000	215,781
		1,843,781
Commercial Services & Supplies — 2.7%
Bairong Inc. (a)(d)	122,000	145,830

Security	Shares	Value

Commercial Services & Supplies (continued)
Binjiang Service Group Co. Ltd.	53,500	$167,724
China Conch Environment Protection Holdings Ltd.(a)	1,072,000	704,904
Dynagreen Environmental Protection Group Co. Ltd., Class H	256,000	107,067
Guizhou Zhongyida Co. Ltd.	233,600	133,152
Times Neighborhood Holdings Ltd.	133,000	29,628
Yeahka Ltd.(a)(b)	131,200	326,988
		1,615,293
Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	211,200	87,461

Construction & Engineering — 1.6%
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)(d)	67,200	83,923
Greentown Management Holdings Co. Ltd.(d)	384,000	278,392
ReneSola Ltd., ADR(a)(b)	24,928	118,907
Sinopec Engineering Group Co. Ltd., Class H	944,000	481,823
		963,045
Construction Materials — 0.7%
Asia Cement China Holdings Corp.	304,000	186,799
MH Development Ltd.(c)	112,000	5,764
West China Cement Ltd.	1,408,000	213,537
		406,100
Consumer Finance — 1.9%
Differ Group Holding Co. Ltd.(b)	2,112,000	570,756
FinVolution Group, ADR	86,432	363,878
LexinFintech Holdings Ltd., ADR(a)(b)	64,992	131,284
Yixin Group Ltd.(a)(d)	864,000	84,581
		1,150,499
Containers & Packaging — 0.2%
CPMC Holdings Ltd.	2,000	825
Greatview Aseptic Packaging Co. Ltd.	448,000	116,465
		117,290
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	134,000	200,804
Xinhua Winshare Publishing and Media Co. Ltd., Class H	224,000	153,342
		354,146
Diversified Consumer Services — 3.6%
China East Education Holdings Ltd.(d)	352,000	165,993
China Education Group Holdings Ltd.	608,000	420,716
China Kepei Education Group Ltd.	2,000	416
China Maple Leaf Educational Systems Ltd.(a)(c)	1,088,000	46,759
China New Higher Education Group Ltd.(d)	576,000	179,448
China Yuhua Education Corp. Ltd.(d)	1,152,000	164,581
Fu Shou Yuan International Group Ltd.	750,000	522,275
Gaotu Techedu Inc., ADR(a)(b)	87,456	113,693
Hope Education Group Co. Ltd.(d)	2,304,000	139,238
JH Educational Technology Inc.(a)	320,000	142,199
Koolearn Technology Holding Ltd.(a)(d)	224,000	105,405
Minsheng Education Group Co. Ltd.(d)	68,000	5,065
Wisdom Education International Holdings Co. Ltd.	530,000	13,103
Youdao Inc., ADR(a)(b)	22,912	118,226
		2,137,117
Diversified Financial Services — 1.1%
CSSC Hong Kong Shipping Co. Ltd.	832,000	152,207
Haitong UniTrust International Leasing Co. Ltd., Class H(d)	960,000	95,423
International Alliance Financial Leasing Co. Ltd. (a)(d)	436,200	205,671
National Agricultural Holdings Ltd.(b)(c)	108,900	139

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
SY Holdings Group Ltd.	256,000	$209,766
		663,206
Diversified Telecommunication Services — 1.2%
Chindata Group Holdings Ltd., ADR(a)	83,584	626,044
Hong Kong Aerospace Technology Group Ltd. (a)	41,000	103,765
		729,809
Electrical Equipment — 1.4%
China Fiber Optic Network System Group Ltd.(c)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(a)	256,000	146,443
Hangzhou Steam Turbine Co. Ltd., Class B	217,610	303,404
Harbin Electric Co. Ltd., Class H	448,000	125,249
Sun King Technology Group Ltd.	768,000	232,163
Trony Solar Holdings Co. Ltd.(c)	216,000	—
		807,259
Electronic Equipment, Instruments & Components — 1.0%
Anxin-China Holdings Ltd.(c)	672,000	1
FIH Mobile Ltd. (a)	2,112,000	272,267
Truly International Holdings Ltd.	1,152,000	330,777
		603,045
Entertainment — 2.9%
CMGE Technology Group Ltd.	704,000	184,781
DouYu International Holdings Ltd., ADR(a)	95,072	122,643
Huanxi Media Group Ltd.(a)	1,210,000	195,777
HUYA Inc., ADR(a)	53,120	224,698
iDreamSky Technology Holdings Ltd.(a)(d)	441,200	299,499
IMAX China Holding Inc.(d)	1,700	1,871
NetDragon Websoft Holdings Ltd.	160,000	321,503
Untrade SMI Holdings(c)	267,200	—
XD Inc.(a)(b)	140,800	410,696
		1,761,468
Equity Real Estate Investment Trusts (REITs) — 1.0%
Yuexiu REIT	1,504,000	595,897

Food Products — 3.1%
Ausnutria Dairy Corp. Ltd.(a)	234,000	248,397
China Foods Ltd.	542,000	187,848
China Modern Dairy Holdings Ltd.(b)	2,048,000	294,475
China Youran Dairy Group Ltd.(a)(d)	480,000	192,043
COFCO Joycome Foods Ltd.	1,504,000	614,187
Zhou Hei Ya International Holdings Co. Ltd.(b)(d)	624,000	328,652
		1,865,602
Gas Utilities — 0.5%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	3,264,000	21,301
Towngas Smart Energy Co. Ltd.(b)	608,000	303,350
		324,651
Health Care Equipment & Supplies — 2.7%
AK Medical Holdings Ltd.(d)	362,000	214,796
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	7,350	8,051
Kangji Medical Holdings Ltd.	208,000	177,607
Lifetech Scientific Corp. (a)	2,368,000	730,312
Peijia Medical Ltd.(a)(d)	240,000	207,768
Untrade Hosa International Ltd.(c)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(d)	176,000	303,681
		1,642,215
Health Care Providers & Services — 1.9%
CARsgen Therapeutics Holdings Ltd., NVS(d)	74,000	100,902

Security	Shares	Value

Health Care Providers & Services (continued)
China Resources Medical Holdings Co. Ltd.	544,000	$299,284
Genertec Universal Medical Group Co. Ltd.(d)	672,000	430,729
IVD Medical Holding Ltd.	263,000	70,632
New Horizon Health Ltd.(a)(d)	112,000	239,500
		1,141,047
Health Care Technology — 0.3%
Yidu Tech Inc. (a)(d)	192,000	185,952

Hotels, Restaurants & Leisure — 2.7%
China Travel International Investment Hong Kong Ltd.(a)	1,472,000	273,970
Haichang Ocean Park Holdings Ltd.(a)(b)(d)	894,000	800,376
Helens International Holdings Co. Ltd. (a)	160,000	277,296
Huangshan Tourism Development Co. Ltd., Class B(a)	140,800	101,903
Xiabuxiabu Catering Management China Holdings Co. Ltd.(d)	320,000	146,768
		1,600,313
Household Durables — 1.8%
Konka Group Co. Ltd., Class B	444,800	114,434
Q Technology Group Co. Ltd.(a)	306,000	211,173
Skyworth Group Ltd.	946,000	482,664
TCL Electronics Holdings Ltd.(b)	576,000	281,455
		1,089,726
Independent Power and Renewable Electricity Producers — 3.5%
Beijing Energy International Holding Co. Ltd.(a)	5,056,000	164,170
Beijing Jingneng Clean Energy Co. Ltd., Class H	896,000	216,855
Canvest Environmental Protection Group Co. Ltd.	320,000	158,409
CGN New Energy Holdings Co. Ltd.	832,000	411,811
China Datang Corp. Renewable Power Co. Ltd., Class H	1,472,000	511,810
China Everbright Greentech Ltd.(d)	416,000	111,248
Concord New Energy Group Ltd.	4,060,000	403,373
GCL New Energy Holdings Ltd.(a)	6,080,000	121,448
		2,099,124
Industrial Conglomerates — 0.7%
Shanghai Industrial Holdings Ltd.	282,000	423,691

Insurance — 0.0%
Fanhua Inc., ADR	2,945	15,108

Interactive Media & Services — 0.5%
Sohu.com Ltd., ADR(a)(b)	19,072	275,590

Internet & Direct Marketing Retail — 1.3%
Baozun Inc., ADR(a)(b)	39,232	353,873
Maoyan Entertainment(a)(b)(d)	262,400	208,442
Tongdao Liepin Group(a)	121,600	185,952
		748,267
Internet Software & Services — 1.8%
Dada Nexus Ltd., ADR(a)	41,760	315,288
Hello Group Inc., ADR	101,472	616,950
Medlive Technology Co. Ltd.(a)(d)	112,000	127,597
		1,059,835
IT Services — 1.6%
Digital China Holdings Ltd.	544,000	256,286
Kingsoft Cloud Holdings Ltd., ADR(a)	70,400	339,328
Vnet Group Inc., ADR(a)(b)	64,160	362,504
		958,118
Life Sciences Tools & Services — 0.3%
Viva Biotech Holdings(d)	496,000	157,485

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.6%
China Yuchai International Ltd.	9,344	$98,112
CIMC Enric Holdings Ltd.	458,000	480,786
First Tractor Co. Ltd., Class H	256,000	124,652
Lonking Holdings Ltd.	1,248,000	325,583
Shanghai Highly Group Co. Ltd., Class B	192,084	92,969
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	140,800	159,033
Shanghai New Power Automotive Technology Co. Ltd., Class B	227,265	110,016
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	153,600	164,036
		1,555,187
Media — 0.8%
iClick Interactive Asia Group Ltd., ADR(a)(b)	11,744	6,588
Joy Spreader Group Inc.(a)(b)	704,000	287,784
Mobvista Inc.(a)(d)	268,000	167,446
		461,818
Metals & Mining — 3.1%
China Metal Recycling Holdings Ltd.(c)	184,800	—
China Nonferrous Mining Corp Ltd.	832,000	476,053
China Oriental Group Co. Ltd.	704,000	184,554
China Zhongwang Holdings Ltd.(a)(b)(c)	1,271,200	170,462
Jinchuan Group International Resources Co. Ltd.	2,048,000	218,591
Shougang Fushan Resources Group Ltd.	1,152,000	497,930
Tiangong International Co. Ltd.	896,000	296,438
Untrade Real Gold Mining(c)	126,000	—
Youyuan International Holdings Ltd.(c)	120,000	1,469
		1,845,497
Oil, Gas & Consumable Fuels — 3.0%
AAG Energy Holdings Ltd.(d)	672,000	136,161
CGN Mining Co. Ltd.(b)	1,280,000	131,880
Inner Mongolia Yitai Coal Co. Ltd., Class B	774,487	1,288,660
Sinopec Kantons Holdings Ltd.	640,000	218,206
		1,774,907
Paper & Forest Products — 0.7%
China Forestry Holdings Co. Ltd.(c)	306,000	—
Lee & Man Paper Manufacturing Ltd.	832,000	405,016
Qunxing Paper Holdings Co. Ltd.(c)	148,000	—
Superb Summit International Group Ltd.(c)	2,975	1
		405,017
Pharmaceuticals — 5.1%
Antengene Corp. Ltd.(a)(d)	192,000	174,983
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	160,000	210,301
China Animal Healthcare Ltd.(c)	140,000	—
China Shineway Pharmaceutical Group Ltd.	192,000	144,405
Grand Pharmaceutical Group Ltd., Class A	688,000	376,752
Hua Han Health Industry Holdings Ltd.(c)	651,960	1
Hua Medicine(a)(d)	448,000	223,300
Kintor Pharmaceutical Ltd. (a)(d)	112,000	341,829
Luye Pharma Group Ltd. (a)(b)(d)	1,152,000	361,074
Shanghai Haixin Group Co., Class B	297,663	89,232
Sihuan Pharmaceutical Holdings Group Ltd.	2,400,000	344,900
SSY Group Ltd.(b)	872,000	395,174
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S(b)	131,200	135,913
Tong Ren Tang Technologies Co. Ltd., Class H	366,000	273,974
		3,071,838
Real Estate Management & Development — 15.8%
Agile Group Holdings Ltd.	768,000	325,905

Security	Shares	Value

Real Estate Management & Development (continued)
C&D International Investment Group Ltd.	312,000	$671,189
C&D Property Management Group Co. Ltd.	256,000	130,408
Central China Management Co. Ltd.	833,038	121,125
Central China New Life Ltd.(a)	192,000	81,537
China Aoyuan Group Ltd.(b)(c)	896,000	119,279
China Merchants Land Ltd.	768,000	66,501
China Overseas Grand Oceans Group Ltd.	1,120,000	570,444
China SCE Group Holdings Ltd.	1,088,800	160,857
China South City Holdings Ltd.	2,944,000	247,254
Colour Life Services Group Co. Ltd.(b)(c)	320,000	22,383
Cosmopolitan International Holdings Ltd.(a)	1,024,000	175,158
Datang Group Holdings Ltd.(b)	224,000	107,045
Dexin China Holdings Co. Ltd.(a)	525,000	171,940
Excellence Commercial Property & Facilities Management Group Ltd.	224,000	109,785
Ganglong China Property Group Ltd.(b)	320,000	182,655
Gemdale Properties & Investment Corp. Ltd.	3,776,000	365,568
Greenland Hong Kong Holdings Ltd.	544,000	104,694
Guangzhou R&F Properties Co. Ltd., Class H	1,075,200	382,278
Huijing Holdings Co. Ltd.	512,000	123,979
Jiayuan International Group Ltd.(c)	1,088,000	48,527
Kaisa Group Holdings Ltd.(b)(c)	2,048,000	194,081
KWG Group Holdings Ltd.	816,000	256,846
KWG Living Group Holdings Ltd.	576,000	179,433
Midea Real Estate Holding Ltd.(d)	198,400	313,560
Nam Tai Property Inc.(a)(b)(c)	12,672	53,412
Poly Property Group Co. Ltd.	1,088,000	260,489
Powerlong Commercial Management Holdings Ltd.	112,000	88,835
Powerlong Real Estate Holdings Ltd.	800,000	215,109
Radiance Holdings Group Co. Ltd.(b)	523,000	265,925
Redco Properties Group Ltd.(b)(d)	576,000	144,537
Redsun Properties Group Ltd.(b)	640,000	196,554
Road King Infrastructure Ltd.	146,000	112,474
Ronshine China Holdings Ltd.	384,000	102,232
SCE Intelligent Commercial Management Holdings Ltd.(a)(b)	352,000	89,756
Shanghai Industrial Urban Development Group Ltd.	1,088,000	92,874
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	176,000	182,843
Shenzhen Investment Ltd.	1,728,000	371,616
Shui On Land Ltd.	2,304,000	325,743
Sino-Ocean Group Holding Ltd.	1,968,000	348,428
Skyfame Realty Holdings Ltd.	1,792,000	21,238
SOHO China Ltd.(a)	1,344,000	254,954
Sunac Services Holdings Ltd.(a)(d)	704,000	379,488
Sunkwan Properties Group Ltd.(b)	448,000	87,143
Yincheng International Holding Co. Ltd.(b)	256,000	76,529
Yuzhou Group Holdings Co. Ltd.	1,472,907	88,164
Zhenro Properties Group Ltd.(b)	1,248,000	90,548
Zhongliang Holdings Group Co. Ltd.(b)	464,000	120,033
Zhuguang Holdings Group Co. Ltd.	1,408,000	217,107
		9,418,462
Semiconductors & Semiconductor Equipment — 3.1%
BOE Varitronix Ltd.	192,000	232,756
JinkoSolar Holding Co. Ltd., ADR(a)	26,240	1,607,725
		1,840,481
Software — 3.9%
Agora Inc., ADR(a)	43,680	266,011
Archosaur Games Inc.(d)	128,000	105,353
AsiaInfo Technologies Ltd.(d)	115,200	195,345

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
China Youzan Ltd.(a)	9,472,000	$139,694
Cloopen Group Holding Ltd., ADR(a)	9,360	8,009
Fire Rock Holdings Ltd.(c)	1,472,000	97,085
Inspur International Ltd.(a)	384,000	133,068
Newborn Town Inc.(a)	384,000	131,948
OneConnect Financial Technology Co. Ltd., ADR(a)	76,704	105,085
Tuya Inc.(a)	119,262	305,311
Weimob Inc.(a)(d)	1,248,000	749,067
Yuexiu Services Group Ltd., NVS	240,000	111,326
		2,347,302
Specialty Retail — 1.5%
Boshiwa International Holding Ltd.(c)	67,000	—
China Harmony Auto Holding Ltd.	512,000	228,042
GOME Retail Holdings Ltd.(a)	8,704,000	432,582
Mulsanne Group Holding Ltd.(a)(d)	192,000	91,997
Pou Sheng International Holdings Ltd.(a)	1,376,000	145,317
		897,938
Technology Hardware, Storage & Peripherals — 0.7%
Canaan Inc.(a)(b)	57,984	216,860
Glory Sun Financial Group Ltd.(a)	8,192,000	35,469
Meitu Inc.(a)(d)	1,440,000	172,508
		424,837
Textiles, Apparel & Luxury Goods — 1.7%
361 Degrees International Ltd.(a)	544,000	271,899
China Lilang Ltd.	271,000	130,724
Fuguiniao Co. Ltd.(c)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (a)	525,200	468,498
JNBY Design Ltd.	117,500	129,121
		1,000,242
Trading Companies & Distributors — 0.8%
China Aircraft Leasing Group Holdings Ltd.	144,000	93,463
CITIC Resources Holdings Ltd.(a)	1,792,000	130,328
Shoucheng Holdings Ltd.	1,665,600	239,704
		463,495
Transportation Infrastructure — 2.1%
Anhui Expressway Co. Ltd., Class H	270,000	232,994
COSCO SHIPPING International Hong Kong Co. Ltd.	320,000	92,596
Hainan Meilan International Airport Co. Ltd., Class H(a)	136,000	275,283

Security	Shares	Value

Transportation Infrastructure (continued)
Sichuan Expressway Co. Ltd., Class H	512,000	$136,873
Tianjin Port Development Holdings Ltd.	1,152,000	92,243
Yuexiu Transport Infrastructure Ltd.	644,000	398,649
		1,228,638
Water Utilities — 1.1%
China Everbright Water Ltd.	560,000	118,143
China Water Affairs Group Ltd.(b)	528,000	525,382
		643,525
Total Common Stocks — 102.3%
(Cost: $80,685,376)		61,062,999

Short-Term Securities

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	8,677,087	8,677,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	60,000	60,000
		8,737,087
Total Short-Term Securities — 14.6%
(Cost: $8,734,474)		8,737,087

Total Investments in Securities — 116.9%
(Cost: $89,419,850)		69,800,086

Liabilities in Excess of Other Assets — (16.9)%		(10,083,788)

Net Assets — 100.0%		$59,716,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,118,371	$—		$(13,433,054	)(a)	$(7,171)	$(1,059)	$8,677,087	8,677,087	$478,087	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000	(a)	—		—	—	60,000	60,000	51		—
						$(7,171)	$(1,059)	$8,737,087		$478,138		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	26	06/17/22	$656	$35,599

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,621,642	$45,444,238	$997,119	$61,062,999
Money Market Funds	8,737,087	—	—	8,737,087
	$23,358,729	$45,444,238	$997,119	$69,800,086
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$35,599	$—	$35,599

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Total
Assets:
Opening balance, as of August 31, 2021	$59,159	$59,159
Transfers into Level 3(a)	1,739,171	1,739,171
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	(255,756)	(255,756)
Net change in unrealized appreciation (depreciation)(b)	(1,691,498)	(1,691,498)
Purchases	1,717,836	1,717,836
Sales	(571,793)	(571,793)
Closing balance, as of May 31, 2022	$997,119	$997,119
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2022	$(1,867,979)	$(1,867,979)

(a)	As of August 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1/Level 2 to Level 3 in the fair value hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $53,416. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stock	$943,703	Market	Liquidity Discount	9%	5% - 100%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust